Derivative Instruments and Fair Value Measurements (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Margin Accounts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	$ 100,675	$ 439,578
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	(105,539)	(112,124)
Forward Freight Agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	(31,500)
Fuel Swap Contracts [Member] | Fuel [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	(179,902)	(1,391,195)
Fair Value, Inputs, Level 1 [Member] | Margin Accounts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	100,675	439,578
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	0	0
Fair Value, Inputs, Level 1 [Member] | Fuel Swap Contracts [Member] | Fuel [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	0	0
Fair Value, Inputs, Level 2 [Member] | Margin Accounts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	0	0
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	(105,539)	(112,124)
Fair Value, Inputs, Level 2 [Member] | Forward Freight Agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	(31,500)
Fair Value, Inputs, Level 2 [Member] | Fuel Swap Contracts [Member] | Fuel [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	(179,902)	(1,391,195)
Fair Value, Inputs, Level 3 [Member] | Margin Accounts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	0	0
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	0	0
Fair Value, Inputs, Level 3 [Member] | Fuel Swap Contracts [Member] | Fuel [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	$ 0	$ 0